Income taxes	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Major components of tax expense (income) [abstract]
Income taxes

16. Income taxes

The Company had no income tax expense or benefit for the year ended August 31, 2022, or 2021.

(a)	Reconciliation of the effective tax rate

The reconciliation of the statutory income tax rate of 26.5% (2021 - 26.5%) to the effective tax rate is as follows:

	2022 (As Restated)	2021 (As Restated)
	$	$
Income (loss) before discontinued operations and income taxes	(12,294,603)	(28,842,913)
Statutory income tax rate	26.5%	26.5%
Expected income tax (benefit)	(3,258,070)	(7,643,372)

Reconciling items:
Foreign rate differential	986	(477,761)
Stock-based compensation and other non-deductible expenses	(786,187)	1,299,240
Other	796,659	(4,136,359)
Deferred tax assets not recognized	3,246,612	10,958,252
Income tax expense	-	-

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

(b)	Deferred income taxes

The Company had the following temporary differences that would ordinarily give rise to deferred taxes:

	2022	2021
	$	$
Deferred tax assets
Net operating losses	1,577,831	1,664,801

Deferred tax liabilities
Intangible assets	(1,520,569)	(1,391,070)
Other - United States	(57,262)	(273,731)
Net deferred tax asset	-	-

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and where the Company has the legal right and intent to offset.

Unrecognized Deductible Temporary Differences

Deferred taxes are provided as a result of temporary differences that arise due to the difference between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2022	2021
	$	$
Intangible assets	23,737,179	28,362,021
Net operating losses	172,145,340	153,954,414
Net capital losses	-	2,156,922
Property and equipment	-	483,175
Share issuance costs	2,347,823	206,655
Convertible debt	250,603	2,385,606
Investments	3,074,356	-
Other	2,219,206	8,802,009
	203,774,507	196,350,802

The Company’s net operating losses expire in the manner discussed below. The remaining deductible temporary differences may be carried forward indefinitely. Deferred tax assets have not been recognized in respect of these items because it cannot be determined as probable that future taxable profits will be available against which the Company can utilize the benefits therefrom.

As of August 31, 2022, the Company has net operating loss carryforwards related to its domestic and international operations of approximately $173.2 million; $122.4 million of which have expiration periods ranging between 10 to 20 years, and $50.8 million have an indefinite carryforward period. Of these, CAD$44.3 million belong to Canadian entities which expire between 2034 and 2042. Net-capital losses were Nil in the year. Certain of these foreign, federal and state net operating loss carryforwards may be subject to Internal Revenue Code Section 382 or similar provisions, which impose limitations on their utilization.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

15. Income taxes

The Company had no income tax expense or benefit for the year ended August 31, 2021.

(a)	Reconciliation of the effective tax rate

The reconciliation of the combined federal and provincial statutory income tax rate of 26.5% (2020 - 26.5%) to the effective tax rate is as follows:

	2021 (As Restated)	2020 (As Restated)
	$	$

Income (loss) before income taxes	(40,733,174)	(42,738,478)
Statutory income tax rate	26.5%	26.5%
Expected income tax (benefit)	(10,794,291)	(11,325,697)

Reconciling items:
Foreign rate differential	(243,335)	443,749
Stock-based compensation and other non-deductible expenses	1,318,852	484,247
True up of prior period balances	1,323,876	-
Deferred tax assets not recognized	8,394,898	10,397,701
Income tax expense	-	-

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

(b)	Deferred income taxes

The Company had the following temporary differences that would ordinarily give rise to deferred taxes:

	2021	2020
	$	$
Deferred tax assets
Net operating losses	1,664,801	1,340,296

Deferred tax liabilities
Intangible assets	(1,391,070)	(919,340)
Other - Canada	-	(14,052)
Other - United States	(273,731)	(318,712)
Convertible Debt	-	(88,192)
Net deferred tax asset	-	-

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Unrecognized Deductible Temporary Differences

Deferred taxes are provided as a result of temporary differences that arise due to the difference between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2021	2020
	$	$

Intangible assets	28,362,021	25,826,171
Net operating losses	153,954,414	133,010,627
Net capital losses	2,156,922	-
Property and equipment	483,175	552,680
Share issuance costs	206,655	67,250
Convertible debt	2,385,606	-
Other	8,802,009	8,998,673
	196,350,802	168,455,401

The Company’s net operating losses expire in the manner discussed below. The remaining deductible temporary differences may be carried forward indefinitely. Deferred tax assets have not been recognized in respect to these items because it cannot be determined as probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.

As of August 31, 2021, the Company has net operating loss carryforwards related to its domestic and international operations of approximately $159.8 million; $114.2 million of which have expiration periods ranging between 10 to 20 years, and $45.6 million have an indefinite carryforward period. Certain of these foreign, federal and state net operating loss carryforwards may be subject to Internal Revenue Code Section 382 or similar provisions, which impose limitations on their utilization. Net-capital losses were incurred in the year on the disposal of Motorsports group in the amount of $2,156,922. These losses can be carried forward indefinitely.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)